Taxes (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Share based payments capitalized to mineral properties
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ (4,299,000)	$ (8,060,000)	$ (1,881,000)
Foreign tax rates different from statutory rate	(80,000)	(816,000)	(57,000)
Permanent differences and other items	723,000	(1,077,000)	636,000
Benefit of tax losses not recognized	3,656,000	9,553,000	1,302,000
Provision for income taxes